LEASES - Schedule of Lease Amortization (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Disclosure Of Detailed Information About Future Minimum Payments Of Lease Liabilities [Line Items]
Present value of minimum lease payments	R$ 11,531,853	R$ 12,711,063
Current	2,591,184	3,353,501
Non-current	8,940,669	9,357,562
Leases
Disclosure Of Detailed Information About Future Minimum Payments Of Lease Liabilities [Line Items]
Minimum lease payments	20,354,424	22,683,824
Financial charges	(8,822,571)	(10,151,618)
Present value of minimum lease payments	11,531,853	12,532,206
Current	2,591,184	3,353,501
Non-current	8,940,669	9,178,705
Leases | 2026
Disclosure Of Detailed Information About Future Minimum Payments Of Lease Liabilities [Line Items]
Minimum lease payments	1,408,009	3,601,304
Leases | 2027
Disclosure Of Detailed Information About Future Minimum Payments Of Lease Liabilities [Line Items]
Minimum lease payments	2,739,214	2,971,572
Leases | 2028
Disclosure Of Detailed Information About Future Minimum Payments Of Lease Liabilities [Line Items]
Minimum lease payments	2,657,379	2,767,084
Leases | 2029
Disclosure Of Detailed Information About Future Minimum Payments Of Lease Liabilities [Line Items]
Minimum lease payments	2,499,896	2,562,476
Leases | After 2029
Disclosure Of Detailed Information About Future Minimum Payments Of Lease Liabilities [Line Items]
Minimum lease payments	11,049,926	10,781,388
Leases – Notes
Disclosure Of Detailed Information About Future Minimum Payments Of Lease Liabilities [Line Items]
Minimum lease payments	0	498,718
Financial charges	0	(319,861)
Present value of minimum lease payments	0	178,857
Current	0	0
Non-current	0	178,857
Leases – Notes | 2026
Disclosure Of Detailed Information About Future Minimum Payments Of Lease Liabilities [Line Items]
Minimum lease payments	0	0
Leases – Notes | 2027
Disclosure Of Detailed Information About Future Minimum Payments Of Lease Liabilities [Line Items]
Minimum lease payments	0	0
Leases – Notes | 2028
Disclosure Of Detailed Information About Future Minimum Payments Of Lease Liabilities [Line Items]
Minimum lease payments	0	0
Leases – Notes | 2029
Disclosure Of Detailed Information About Future Minimum Payments Of Lease Liabilities [Line Items]
Minimum lease payments	0	0
Leases – Notes | After 2029
Disclosure Of Detailed Information About Future Minimum Payments Of Lease Liabilities [Line Items]
Minimum lease payments	R$ 0	R$ 498,718